CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 64,773	$ 31,503
Short-term and restricted bank deposits	6,416	12,381
Short-term marketable securities and accrued interest		19,602
Trade receivables (net of allowance for doubtful accounts of $570 and $790 at December 31, 2019 and 2018 respectively)	27,501	22,279
Other receivables and prepaid expenses	5,626	5,885
Inventories	28,275	22,620
Total current assets	132,591	114,270
LONG-TERM ASSETS:
Long-term and restricted bank deposits	694	1,894
Deferred tax assets	20,466	4,350
Operating lease right-of-use assets	29,688
Severance pay funds	19,370	17,518
Total long-term assets	70,218	23,762
PROPERTY AND EQUIPMENT, NET	4,392	3,865
INTANGIBLE ASSETS, NET	901	1,253
GOODWILL	36,222	36,222
Total assets	244,324	179,372
CURRENT LIABILITIES:
Current maturities of long-term bank loans	2,473	2,487
Trade payables	6,628	6,188
Other payables and accrued expenses	24,692	22,541
Short-term royalty buyout liability (Note 12b)	10,750
Deferred revenues	33,538	23,727
Short-term operating lease liabilities	8,579
Total current liabilities	86,660	54,943
LONG-TERM LIABILITIES:
Accrued severance pay	20,313	18,728
Long-term bank loans, net of current maturities	1,200	3,687
Long-term royalty buyout liability (Note 12b)	10,749
Deferred revenues and other payables	9,831	7,466
Long-term operating lease liabilities	23,097
Total long-term liabilities	65,190	29,881
COMMITMENTS AND CONTINGENT LIABILITIES (Note 12)
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares as of December 31, 2019 and 2018; Issued: 59,040,697 and 58,002,942 shares as of December 31, 2019 and 2018, respectively; Outstanding: 29,569,083 and 29,091,176 shares as of December 31, 2019 and 2018, respectively	94	92
Additional paid-in capital	265,372	256,980
Treasury stock at cost - 29,471,614 and 28,911,766 shares as of December 31, 2019 and 2018, respectively	(137,793)	(129,792)
Accumulated other comprehensive loss		(276)
Accumulated deficit	(35,199)	(32,456)
Total shareholders' equity	92,474	94,548
Total liabilities and shareholders' equity	$ 244,324	$ 179,372